Equity - Schedule of non-distributable reserves (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of equity [Line Items]
Non-distributable reserves	€ 8,408	€ 8,205	€ 9,831
ING Bank
Disclosure of equity [Line Items]
Non-distributable reserves	8,408	8,205	9,829
Other
Disclosure of equity [Line Items]
Non-distributable reserves	€ 0	€ 0	€ 2